Preferred Stock (Details) (USD $)	3 Months Ended		12 Months Ended												3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 27, 2013	Dec. 31, 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Private Placement [Member] Series 1 Convertible Preferred Stock [Member]	Dec. 31, 2013 Convertible Preferred Stock [Member] Series 1 Convertible Preferred Stock [Member]	Aug. 27, 2013 Convertible Preferred Stock [Member] Series 1 Convertible Preferred Stock [Member]	Mar. 31, 2014 Preferred Stock [Member] Series 1 Convertible Preferred Stock [Member]	Mar. 31, 2014 Series A1 [Member]	Dec. 31, 2013 Series A1 [Member]	Mar. 31, 2014 Series A2 [Member]	Dec. 31, 2013 Series A2 [Member]	Mar. 31, 2014 Series A [Member]	Dec. 31, 2013 Series A [Member]	Aug. 27, 2013 Series 1 Convertible Preferred Stock [Member]	Mar. 31, 2014 Series 1 Convertible Preferred Stock [Member]	Dec. 31, 2013 Series 1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series 1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series 1 Convertible Preferred Stock [Member]	May 27, 2011 Series A1 [Member]	Mar. 31, 2014 Series A1 [Member]	Dec. 31, 2013 Series A1 [Member]	Mar. 31, 2013 Series A1 [Member]
Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000				3,663		3,663	4,500,000	4,500,000	4,500,000	4,500,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001													$ 0.001						$ 5.20	$ 5.20
Convertible Preferred Stock, Shares Issued upon Conversion									2,515.3436						9.939	9.939			1,731,421	1,731,421
Ownership Cap Threshold Percentage																		9.98%	9.98%
Stock Issued During Period, Shares, New Issues																			2,987.0168
Preferred Stock, Shares Issued						646.0351	646.0351											2,944.7080	2,944.7080
Preferred Stock, Shares Outstanding																		2,944.7080	2,944.7080	3,633.0519
Accretion On Series 1 Convertible Preferred Stock Associated With Beneficial Conversion Feature (in Dollars)			$ 898,623
Preferred Stock, Dividend Rate, Percentage															5.00%	5.00%
Shares, Issued																							2,937,500	2,937,499.97
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																						10,724,991
Payments of Stock Issuance Costs (in Dollars)																						886,422
Dividends Payable (in Dollars)					1,806,913																				206,684
Dividends, Preferred Stock, Stock (in Dollars)		$ 206,684	$ 547,171	$ 801,534
Debt Conversion, Converted Instrument, Shares Issued																	2,987.0168